325-P4 1/26

TEMPLETON GLOBAL INVESTMENT TRUST
SUPPLEMENT DATED JANAURY 27, 2026
TO THE SUMMARY PROSPECTUS, PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION (“SAI”),
EACH DATED MAY 1, 2025, OF
TEMPLETON GLOBAL DYNAMIC INCOME FUND (THE “FUND”)

Effective January 31, 2026, the following changes are made to the Fund’s Summary Prospectus, Prospectus and SAI:

1) The following replaces references to Derek Taner in the section titled “Fund Summary – Portfolio Managers” in the Fund's Summary Prospectus and Prospectus:

Ameet Rane
Portfolio Manager of Investment Counsel and portfolio manager of the Fund since January 2026.

2) The following replaces references to Derek Taner in the section titled “Fund Details – Management” in the Fund’s Prospectus:

Ameet Rane Portfolio Manager of Investment Counsel
Mr. Rane has been a portfolio manager of the Fund since January 2026. He joined Franklin Templeton in 2022. Prior to joining Franklin Templeton, Mr. Rane was a portfolio manager and analyst with a number of hedge funds including Millennium Partners, Balyasny Asset Management, and Sandler Capital Management.

3) The following replaces references to Derek Taner in the section titled “Management and Other Services – Portfolio managers” in the Fund’s SAI:

Name	Type of Account	Number of Accounts Managed	Total Assets Managed (x $1 million)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Assets Managed for which Advisory Fee is Performance-Based (x $1 million)
Ameet Rane*	Registered Investment Companies	None	None	None	None
	Other Pooled Investment Vehicles	None	None	None	None
	Other Accounts	None	None	None	None

*Information is provided as of December 31, 2025.

4) The following replaces references to Derek Taner in the section titled “Management and Other Services – Portfolio managers – Ownership of Fund shares” in the Fund’s SAI:

Portfolio Manager	Dollar Range of Fund Shares Beneficially Owned
Ameet Rane*	$10,001–$50,000

*Information is provided as of December 31, 2025

Please retain this supplement for future reference.